Income taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income taxes	Income taxes

The components of the income tax provision are as follows:

Provision for income taxes	Year ended Dec. 31,
(in millions)	2019	2018	2017
Current tax expense (benefit):
Federal	$592	$902	$(99)
Foreign	484	442	388
State and local	113	119	74
Total current tax expense	1,189	1,463	363
Deferred tax (benefit) expense:
Federal	(3)	(556)	36
Foreign	(13)	9	14
State and local	(53)	22	83
Total deferred tax (benefit) expense	(69)	(525)	133
Provision for income taxes	$1,120	$938	$496

In December 2017, the Tax Cuts and Jobs Act of 2017 (“U.S. tax legislation”) was signed into law. Also in December 2017, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No.118 (“SAB 118”). SAB 118 allowed the recording of a provisional estimate to reflect the income tax impact of the U.S. tax legislation and provided a measurement period up to one year from the enactment date. Due to the timing of the enactment and the complexity involved in applying the provisions of the U.S. tax legislation, we recorded a provisional tax benefit of $710 million in the fourth quarter of 2017.

In 2018, we completed our analysis of the U.S. tax legislation and recorded an additional $106 million tax benefit.

The components of income before taxes are as follows:

Income before taxes	Year ended Dec. 31,
(in millions)	2019	2018	2017
Domestic	$3,516	$3,008	$2,699
Foreign	2,071	2,184	1,911
Income before taxes	$5,587	$5,192	$4,610

The components of our net deferred tax liability are as follows:

Net deferred tax liability	Dec. 31,
(in millions)	2019	2018
Depreciation and amortization	$2,136	$2,060
Pension obligation	282	300
Renewable energy investment	268	295
Equity investments	63	65
Lease financings	42	130
Securities valuation	1	(15)
Credit losses on loans	(46)	(54)
Reserves not deducted for tax	(120)	(143)
Employee benefits	(257)	(266)
Other assets	(43)	(65)
Other liabilities	229	189
U.S. foreign tax credits	(39)	—
Valuation allowance	39	—
Net deferred tax liability	$2,555	$2,496

As of Dec. 31, 2019, BNY Mellon has $39 million of U.S. foreign tax credit carryforwards which will expire in 2029. We believe it is more likely than not that the benefit from these foreign tax credits will not be realized. Accordingly, we have recorded a valuation allowance of $39 million. We believe it is more likely than not that we will fully realize our remaining deferred tax assets. This conclusion is based on historical financial results and profit forecasts.

As of Dec. 31, 2019, we had approximately $280 million of earnings attributable to foreign subsidiaries that have been permanently reinvested abroad and for which no local distribution tax provision has been recorded. If these earnings were to be repatriated, the estimated tax liability as of Dec. 31, 2019 would be up to $60 million.

The statutory federal income tax rate is reconciled to our effective income tax rate below:

Effective tax rate	Year ended Dec. 31,
	2019	2018	2017
Federal rate	21.0%	21.0%	35.0%
State and local income taxes, net of federal income tax benefit	0.9	2.1	1.8
Foreign operations	2.4	0.5	(4.2)
Tax credits	(3.2)	(3.3)	(3.7)
Tax-exempt income	(0.7)	(0.8)	(1.9)
Leverage lease adjustment	—	—	(1.4)
Federal Deposit Insurance Corporation (“FDIC”) assessment	0.2	0.5	—
Stock compensation	(0.4)	(0.6)	(1.1)
U.S. tax legislation	—	(1.7)	(13.3)
Other – net	(0.2)	0.4	(0.4)
Effective tax rate	20.0%	18.1%	10.8%

Unrecognized tax positions
(in millions)	2019	2018	2017
Beginning balance at Jan. 1, – gross	$103	$128	$146
Prior period tax positions:
Increases	60	6	20
Decreases	(3)	(8)	(4)
Current period tax positions	17	9	10
Settlements	(4)	(32)	(44)
Ending balance at Dec. 31, – gross	$173	$103	$128

Our total tax reserves as of Dec. 31, 2019 were $173 million compared with $103 million at Dec. 31, 2018. If these tax reserves were unnecessary, $173 million would affect the effective tax rate in future periods. We recognize accrued interest and penalties, if applicable, related to income taxes in income tax expense. Included in the balance sheet at Dec. 31, 2019 is accrued interest, where applicable, of $31 million. The additional tax expense related to interest for the year ended Dec. 31, 2019 was $13 million, compared with $8 million for the year ended Dec. 31, 2018.
It is reasonably possible the total reserve for uncertain tax positions could decrease within the next 12 months by approximately $100 million as a result of adjustments related to tax years that are still subject to examination.

Our federal income tax returns are closed to examination through 2013. Our New York State, New York City and UK income tax returns are closed to examination through 2012.